COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	98.7%
COMMUNICATIONS—TOWERS	13.8%
American Tower Corp.		1,858,205	$444,222,487
Crown Castle International Corp.		1,255,248	216,065,838
SBA Communications Corp.		961,394	266,834,905

			927,123,230

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	2.5%
Boyd Gaming Corp.(a)		1,374,195	81,022,537
Caesars Entertainment, Inc.(a)		971,526	84,959,949

			165,982,486

REAL ESTATE	82.4%
DATA CENTERS	10.1%
CyrusOne, Inc.		2,797,513	189,447,580
Digital Realty Trust, Inc.		1,488,034	209,574,709
Equinix, Inc.		308,395	209,582,158
QTS Realty Trust, Inc., Class A		1,085,553	67,347,708

			675,952,155

HEALTH CARE	11.4%
Healthcare Trust of America, Inc., Class A		3,236,820	89,271,496
Healthpeak Properties, Inc.		11,061,987	351,107,467
Medical Properties Trust, Inc.		5,329,041	113,401,992
Ventas, Inc.		3,602,249	192,143,962
Welltower, Inc.		304,158	21,786,838

			767,711,755

HOTEL	3.3%
Host Hotels & Resorts, Inc.		9,937,353	167,444,398
Park Hotels & Resorts, Inc.		2,644,595	57,070,360

			224,514,758

INDUSTRIALS	10.8%
Americold Realty Trust		4,017,705	154,561,111
BG LLH, LLC (Lineage Logistics)(b)		484,807	34,872,132
Duke Realty Corp.		7,832,919	328,434,294
Prologis, Inc.		1,943,028	205,960,968

			723,828,505

		Shares	Value
NET LEASE	7.4%
Spirit Realty Capital, Inc.		3,854,303	$163,807,877
VEREIT, Inc.		4,770,190	184,224,738
VICI Properties, Inc.		5,364,779	151,501,359

			499,533,974

OFFICE	1.3%
Highwoods Properties, Inc.		1,989,742	85,439,522

REAL ESTATE SERVICES	2.2%
CBRE Group, Inc., Class A(a)		411,217	32,531,377
Jones Lang LaSalle, Inc.(a)		640,649	114,701,797

			147,233,174

RESIDENTIAL	14.5%
APARTMENT	10.2%
Apartment Income REIT Corp.		2,588,116	110,667,840
Essex Property Trust, Inc.		843,145	229,200,537
Mid-America Apartment Communities, Inc.		453,475	65,463,651
UDR, Inc.		6,369,634	279,372,147

			684,704,175

MANUFACTURED HOME	2.4%
Sun Communities, Inc.		1,096,659	164,542,716

SINGLE FAMILY	1.9%
Invitation Homes, Inc.		3,987,940	127,574,201

TOTAL RESIDENTIAL			976,821,092

SELF STORAGE	10.7%
Extra Space Storage, Inc.		1,827,146	242,188,202
Public Storage		1,923,814	474,720,343

			716,908,545

SHOPPING CENTERS	6.8%
COMMUNITY CENTER	1.1%
Federal Realty Investment Trust		173,103	17,561,299
SITE Centers Corp.		4,044,465	54,842,946

			72,404,245

REGIONAL MALL	5.7%
Simon Property Group, Inc.		3,379,680	384,506,193

TOTAL SHOPPING CENTERS			456,910,438

		Shares	Value
TIMBER	3.9%
Weyerhaeuser Co.		7,360,333	$262,027,855

TOTAL REAL ESTATE			5,536,881,773

TOTAL COMMON STOCK (Identified cost—$5,210,290,543)			6,629,987,489

SHORT-TERM INVESTMENTS	1.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(c)		93,664,734	93,664,734

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$93,664,734)			93,664,734

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$5,303,955,277)	100.1%		6,723,652,223
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(7,770,100)

NET ASSETS	100.0%		$6,715,882,123

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Restricted security. Aggregate holdings equal 0.5% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $29,791,406 ($62.50 per share). Security value is determined based on significant unobservable inputs (Level 3).

(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Real Estate—Industrials	$723,828,505	$688,956,373	$—	$34,872,132(a	)
Other Industries	5,906,158,984	5,906,158,984	—	—
Short-Term Investments	93,664,734	—	93,664,734	—

Total Investments in Securities(b)	$6,723,652,223	$6,595,115,357	$93,664,734	$34,872,132

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— Real Estate— Industrials
Balance as of December 31, 2020	$29,147,912
Purchases	553,778
Change in unrealized appreciation (depreciation)	5,170,442

Balance as of March 31, 2021	$34,872,132

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $5,170,442.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 31, 2021	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— Real Estate— Industrials	$34,872,132	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple Liquidity Discount	23.2x 15%	Increase Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.